Mar. 01, 2018
MarketGrader 100 Enhanced Index Fund

MarketGrader 100 Enhanced Index Fund

A series of Investment Managers Series Trust II

Supplement dated March 1, 2018, to the

Prospectus and Statement of Additional Information, each dated May 1, 2017, as supplemented;

and the Summary Prospectus dated May 10, 2017, as supplemented.

Important Notice Regarding Planned Changes in the Fund’s Name and Principal Investment Strategies.

On or about April 30, 2018, the name, investment objective and principal investment strategies of the MarketGrader 100 Enhanced Index Fund (the “Fund”) will be changed as set forth below. Further information regarding these matters will be provided in the Fund’s revised Summary Prospectus, Prospectus and Statement of Additional Information dated on or about that date.

New Fund Name:

The name of the Fund will be changed to MarketGrader 100 Enhanced Fund.

New Investment Objective:

The investment objective of the MarketGrader 100 Enhanced Fund is to seek capital appreciation.

New Principal Investment Strategies:

The Fund will invest at least 80% of its total assets in the equity securities which comprise the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of a portfolio of high performing equity securities of U.S. companies, which is risk managed during periods of sustained market decline through the use of CBOE Volatility Index futures (“VIX futures”). The Fund will generally invest in all of the equity positions that comprises the Underlying Index and those positions will be equally weighted. During periods when the risk management portion (described below) is not in use, the Fund expects to generally be fully invested in these equity positions.

The strategy is enhanced by the risk management portion of the Underlying Index, which is intended to reflect management of the risk of fluctuations in value of the equity portion of the Underlying Index during periods of sustained market decline. In particular, the risk management portion employs VIX futures contracts to seek to manage risk during bear market periods while minimizing hedging expenses during rising markets. Although the Fund generally trades at the end of each business day based on the final composition of the Underlying Index for such day, the Fund may apply risk management positions at any point before the end of a day when the Overlay indicates such positions are appropriate. This timing difference may cause the Fund’s returns to deviate from the Underlying Index’s returns.

Please file this Supplement with your records.